Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 24,307	$ 0
12 months or more - Fair Value	322,009	439,923
Total - Fair Value	346,316	439,923
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	318	0
12 months or more - Gross Unrealized Loss	29,090	32,510
Total - Gross Unrealized Loss	29,408	32,510
U. S. Government Sponsored Enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	11,961	0
12 months or more - Fair Value	68,651	116,163
Total - Fair Value	80,612	116,163
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	38	0
12 months or more - Gross Unrealized Loss	1,182	3,065
Total - Gross Unrealized Loss	1,220	3,065
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	12,346	0
12 months or more - Fair Value	194,636	227,891
Total - Fair Value	206,982	227,891
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	280	0
12 months or more - Gross Unrealized Loss	26,126	25,775
Total - Gross Unrealized Loss	26,406	25,775
Mortgage Backed Securities and Collateralized Mortgage Obligations - Commercial [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		0
12 months or more - Fair Value		0
Total - Fair Value		0
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss		0
12 months or more - Gross Unrealized Loss		0
Total - Gross Unrealized Loss		0
Corporate Bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	0
12 months or more - Fair Value	44,581	78,052
Total - Fair Value	44,581	78,052
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	0
12 months or more - Gross Unrealized Loss	452	2,098
Total - Gross Unrealized Loss	452	2,098
Small Business Administration - Guaranteed Participation Securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	0
12 months or more - Fair Value	14,141	17,186
Total - Fair Value	14,141	17,186
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	0
12 months or more - Gross Unrealized Loss	1,330	1,554
Total - Gross Unrealized Loss	$ 1,330	1,554
Other [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		0
12 months or more - Fair Value		631
Total - Fair Value		631
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss		0
12 months or more - Gross Unrealized Loss		18
Total - Gross Unrealized Loss		$ 18